Provision for Receivables and Other Assets - Summary of Provision for Receivables and Other Assets (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Provision for receivables and other assets abstract [Abstract]
Provision for loan principal and financing service fee receivables	¥ 1,434,446,417	$ 219,838,531	¥ 2,159,235,919	¥ 1,143,414,087
Provision for finance lease receivables	(29,287,359)	(4,488,484)	30,236,266	32,010,270
Provision for contract assets	(3,089,153)	(473,433)
Provision for other current and non-current assets	219,292,277	33,608,012	93,653,956	3,298,849
Provision for investment in equity method investee	20,000,000	3,065,134
Provision for Doubtful Accounts	¥ 1,641,362,182	$ 251,549,760	¥ 2,283,126,141	¥ 1,178,723,206